Financial Instruments Credit Risk (Details) (Accounts Receivable [Member], Credit Concentration Risk [Member])	Dec. 31, 2011	Dec. 31, 2010
Ford And Affiliates [Member]
Concentration Risk [Line Items]
Customer credit risk	24.00%	22.00%
Hyundia Motor Company [Member]
Concentration Risk [Line Items]
Customer credit risk	10.00%	17.00%
Hyundai Mobis Company [Member]
Concentration Risk [Line Items]
Customer credit risk	14.00%	14.00%